Lease Accounting - Summary of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Relating to the operating lease liabilities	$ 2,862	$ 2,155	$ 1,721
Relating to short-term leases	1,518	912	887
Total lease cost	$ 4,380	$ 3,067	$ 2,608